First Quarter Report
March 31, 2023 (Unaudited)
Wanger Acorn
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Wanger Acorn, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	48,818	5,823,987
Media 1.2%
Trade Desk, Inc. (The), Class A(a)	91,892	5,597,142
Total Communication Services		11,421,129
Consumer Discretionary 17.2%
Auto Components 1.4%
Dorman Products, Inc.(a)	75,177	6,484,768
Broadline Retail 0.8%
Etsy, Inc.(a)	33,977	3,782,659
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.(a)	123,097	9,477,238
Hotels, Restaurants & Leisure 5.5%
Churchill Downs, Inc.	41,551	10,680,684
Planet Fitness, Inc., Class A(a)	53,552	4,159,384
Wingstop, Inc.	53,291	9,783,162
Total		24,623,230
Household Durables 2.7%
Skyline Champion Corp.(a)	127,862	9,619,058
TopBuild Corp.(a)	11,604	2,415,257
Total		12,034,315
Specialty Retail 4.7%
Five Below, Inc.(a)	40,302	8,301,003
Floor & Decor Holdings, Inc., Class A(a)	46,462	4,563,498
Williams-Sonoma, Inc.	65,997	8,029,195
Total		20,893,696
Total Consumer Discretionary		77,295,906
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	64,447	4,902,483
Household Products 1.6%
WD-40 Co.	39,289	6,995,407
Total Consumer Staples		11,897,890
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 0.4%
ChampionX Corp.	30,168	818,458
Helix Energy Solutions Group, Inc.(a)	109,939	850,928
Total		1,669,386
Oil, Gas & Consumable Fuels 2.6%
Antero Resources Corp.(a)	137,339	3,171,158
Diamondback Energy, Inc.	55,972	7,565,735
HF Sinclair Corp.	17,561	849,601
Total		11,586,494
Total Energy		13,255,880
Financials 7.0%
Banks 1.8%
Lakeland Financial Corp.	49,949	3,128,806
Pinnacle Financial Partners, Inc.	55,720	3,073,515
Western Alliance Bancorp	54,378	1,932,594
Total		8,134,915
Capital Markets 3.4%
Ares Management Corp., Class A	76,588	6,390,503
GCM Grosvenor, Inc., Class A	545,132	4,257,481
Houlihan Lokey, Inc., Class A	56,044	4,903,289
Total		15,551,273
Insurance 1.8%
Ryan Specialty Holdings, Inc., Class A(a)	197,637	7,952,913
Total Financials		31,639,101
Health Care 17.7%
Biotechnology 3.9%
Exact Sciences Corp.(a)	93,720	6,355,153
Natera, Inc.(a)	155,176	8,615,371
Sarepta Therapeutics, Inc.(a)	18,326	2,525,873
Total		17,496,397
Health Care Equipment & Supplies 2.6%
Inspire Medical Systems, Inc.(a)	18,664	4,368,683
Insulet Corp.(a)	17,244	5,500,146
Outset Medical, Inc.(a)	92,891	1,709,194
Total		11,578,023
2	Wanger Acorn | First Quarter Report 2023

Portfolio of Investments   (continued)
Wanger Acorn, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Amedisys, Inc.(a)	59,543	4,379,388
Chemed Corp.	16,272	8,750,268
P3 Health Partners, Inc., Class A(a),(b)	417,843	442,913
Total		13,572,569
Life Sciences Tools & Services 8.2%
Bio-Techne Corp.	155,294	11,521,262
DNA Script(a),(c),(d),(e)	2,550	782,463
Repligen Corp.(a)	56,871	9,574,802
West Pharmaceutical Services, Inc.	43,227	14,976,859
Total		36,855,386
Total Health Care		79,502,375
Industrials 20.4%
Aerospace & Defense 3.5%
Axon Enterprise, Inc.(a)	38,270	8,605,010
Curtiss-Wright Corp.	39,321	6,930,719
Total		15,535,729
Building Products 1.1%
Simpson Manufacturing Co., Inc.	44,876	4,920,205
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A(a)	67,283	5,561,613
Rollins, Inc.	132,032	4,955,161
Total		10,516,774
Construction & Engineering 0.9%
WillScot Mobile Mini Holdings Corp.(a)	88,038	4,127,221
Electrical Equipment 2.8%
AMETEK, Inc.	26,300	3,822,179
Atkore, Inc.(a)	34,837	4,893,902
Generac Holdings, Inc.(a)	34,784	3,757,020
Total		12,473,101
Machinery 2.5%
Middleby Corp. (The)(a)	44,294	6,493,943
SPX Technologies, Inc.(a)	66,252	4,676,066
Total		11,170,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.9%
CoStar Group, Inc.(a)	48,200	3,318,570
Exponent, Inc.	24,874	2,479,689
ICF International, Inc.	55,157	6,050,723
Paycom Software, Inc.(a)	33,340	10,135,693
Total		21,984,675
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.(a)	79,152	10,833,534
Total Industrials		91,561,248
Information Technology 18.8%
Communications Equipment 1.2%
Calix, Inc.(a)	99,708	5,343,352
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	38,534	7,509,891
IT Services 3.7%
Endava PLC, ADR(a)	32,684	2,195,711
Globant SA(a)	11,253	1,845,605
MongoDB, Inc.(a)	18,312	4,268,893
VeriSign, Inc.(a)	38,400	8,115,072
Total		16,425,281
Semiconductors & Semiconductor Equipment 4.4%
Lattice Semiconductor Corp.(a)	55,651	5,314,671
Marvell Technology, Inc.	107,004	4,633,273
Monolithic Power Systems, Inc.	15,269	7,642,745
Wolfspeed, Inc.(a)	36,786	2,389,251
Total		19,979,940
Software 7.8%
Atlassian Corp., Class A(a)	34,789	5,954,833
Crowdstrike Holdings, Inc., Class A(a)	10,982	1,507,389
Datadog, Inc., Class A(a)	25,950	1,885,527
Five9, Inc.(a)	55,988	4,047,373
HubSpot, Inc.(a)	11,678	5,006,942
Sprout Social, Inc., Class A(a)	105,147	6,401,349
Workiva, Inc., Class A(a)	47,760	4,891,102
Zscaler, Inc.(a)	46,072	5,382,592
Total		35,077,107
Total Information Technology		84,335,571

Wanger Acorn | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Wanger Acorn, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.2%
Albemarle Corp.	17,475	3,862,674
Avient Corp.	147,743	6,081,102
Total		9,943,776
Construction Materials 0.7%
Vulcan Materials Co.	17,904	3,071,610
Containers & Packaging 2.0%
Avery Dennison Corp.	50,573	9,049,027
Total Materials		22,064,413
Real Estate 3.1%
Real Estate Management & Development 3.1%
Colliers International Group, Inc.	86,411	9,120,681
FirstService Corp.	34,984	4,932,394
Total		14,053,075
Total Real Estate		14,053,075
Total Common Stocks (Cost $379,901,001)		437,026,588

Securities Lending Collateral 0.1%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.705%(f),(g)	459,500	459,500
Total Securities Lending Collateral (Cost $459,500)		459,500

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(f),(h)	12,385,538	12,383,061
Total Money Market Funds (Cost $12,380,881)		12,383,061
Total Investments in Securities (Cost: $392,741,382)		449,869,149
Obligation to Return Collateral for Securities Loaned		(459,500)
Other Assets & Liabilities, Net		(114,758)
Net Assets		449,294,891

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2023. The total market value of securities on loan at March 31, 2023 was $389,656.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $782,463, which represents 0.17% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $782,463, which represents 0.17% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	782,463

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	Investment made with cash collateral received from securities lending activity.
4	Wanger Acorn | First Quarter Report 2023

Portfolio of Investments   (continued)
Wanger Acorn, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	13,126,511	43,478,476	(44,222,278)	352	12,383,061	(548)	143,405	12,385,538
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7064_12_B01_(05/23)